ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2014
Principal Estimated Useful Lives Used for Computing Depreciation	The principal estimated useful lives used for computing depreciation are as follows:

Buildings	2 to 50 years
Machinery and equipment	2 to 20 years

Principal Estimated Useful Lives for Intangible Assets	The principal estimated useful lives for intangible assets are as follows:

Customer relationships	3 to 20 years
Software	2 to 10 years
Non-patent technology	5 to 20 years